Intangible Assets - Schedule of Movement of Intangible Assets (Detail) $ in Millions, in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020 CLP ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	$ 1,574,433		$ 1,574,433
Impairment			(765,736)
Ending, balances			718,683	$ 1,574,433
Impairments			651,825
ITAÚ CORPBANCA COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Impairment			(113,138)
Itaú Corredor de Seguros Colombia S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment			(773)
Chile [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	1,154,457		1,154,457
Impairment			(412,356)
Ending, balances			682,695	1,154,457
Impairments	412,356		412,356
Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	419,976		419,976
Impairment	(113,911)	(113,911)	(353,380)
Ending, balances			35,988	419,976
Impairments	239,469		239,469
IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Impairment			(38,849)
Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Impairment			(113,911)
Ending, balances			651,825
Assets generated in business combination [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Impairment			(113,911)
Gross assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	1,896,374		1,896,374	1,828,024
Acquisitions			55,749	53,220
Disposals			(56,134)
Impairment			(947,118)
Exchange differences			28,706	33,831
Others				(18,701)
Ending, balances			920,165	1,896,374
Gross assets [member] | ITAÚ CORPBANCA COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Ending, balances			193,761
Gross assets [member] | Itaú Corredor de Seguros Colombia S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			1,835
Gross assets [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			195,596
Gross assets [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	314,200		314,200	263,179
Acquisitions			43,747	53,140
Disposals			(47,746)
Impairment			(67,363)
Reclassifications			(9,752)
Exchange differences			12,016	5,308
Others				(7,427)
Ending, balances			221,070	314,200
Gross assets [member] | Computer software [member] | Chile [member]
Disclosure of detailed information about intangible assets [line items]
Impairment			(31,426)
Ending, balances			59,525
Gross assets [member] | IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	33,352		33,352	42,601
Acquisitions			12,002	80
Disposals			(8,388)
Impairment			(32,334)
Reclassifications			9,752
Exchange differences			900	20
Others				(9,349)
Ending, balances			13,484	33,352
Gross assets [member] | IT projects and licenses [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Impairment			(4,325)
Ending, balances			7,838
Gross assets [member] | Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	393,748		393,748	383,207
Impairment			(195,596)
Exchange differences			9,108	12,876
Others				(2,335)
Ending, balances			189,044	393,748
Gross assets [member] | Assets generated in business combination [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Impairment			(113,911)
Gross assets [member] | Goodwills [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	1,151,019		1,151,019	1,135,392
Impairment			(651,825)
Exchange differences			6,682	15,627
Ending, balances			492,512	1,151,019
Gross assets [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	4,055		4,055	3,645
Others				410
Ending, balances			4,055	4,055
Gross assets [member] | System Integrated Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment			(3,098)
Ending, balances			32,334
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(321,941)		(321,941)	(257,060)
Disposals			44,490	3
Exchange differences			142,533	(7,657)
Others			8,061	16,913
Ending, balances			(201,482)	(321,941)
Accumulated depreciation, amortisation and impairment [member] | ITAÚ CORPBANCA COLOMBIA
Disclosure of detailed information about intangible assets [line items]
Ending, balances			(80,623)
Accumulated depreciation, amortisation and impairment [member] | Itaú Corredor de Seguros Colombia S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			(1,062)
Accumulated depreciation, amortisation and impairment [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			(81,685)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(134,457)		(134,457)	(111,339)
Disposals			44,490	3
Exchange differences			31,612	(2,995)
Others			4,580	10,237
Ending, balances			(94,407)	(134,457)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member] | Chile [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			(28,099)
Accumulated depreciation, amortisation and impairment [member] | IT projects and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	(28,160)		(28,160)	(29,987)
Exchange differences			29,236	(14)
Others			18	4,650
Ending, balances			(654)	(28,160)
Accumulated depreciation, amortisation and impairment [member] | IT projects and licenses [member] | Colombia [member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			(3,513)
Accumulated depreciation, amortisation and impairment [member] | Assets generated in business combination [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, balances	$ (156,465)		(156,465)	(112,583)
Exchange differences			81,685	(4,648)
Others			3,463	1,582
Ending, balances			(103,053)	$ (156,465)
Accumulated depreciation, amortisation and impairment [member] | System Integrated Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Ending, balances			$ (29,236)